Inventory - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw Goods	$ 105,736	$ 127,076
Work in Process	10,645	251
Finished Goods		65,378
Total Inventory	$ 116,381	$ 192,705	$ 187,241